Filed Pursuant to Rule 497
Registration No. 333-177961

PERMAL HEDGE STRATEGIES FUND

Supplement dated May 31, 2013 to

Prospectus dated November 30, 2012 for Advisor Class Shares and

Prospectus dated November 30, 2012 for Broker Class Shares

RECENT DEVELOPMENTS

The Board of Permal Hedge Strategies Fund (the “Fund”) has authorized and approved the conversion of the Fund into a feeder fund within a newly-formed master/feeder structure, and other related matters. The new master/feeder structure splits the current Fund into a two-tier fund structure consisting of one or more “feeder” funds that invest substantially all of their assets in a corresponding “master” fund with the same investment objective, strategies and policies as the feeder funds. The initial investment and conversion to the master/feeder structure will be accomplished by the transfer of substantially all of the Fund’s assets to a new master fund, to be called “Permal Hedge Strategies Portfolio” (the “Master Fund”), in exchange for interests in the Master Fund. Additional changes include:

•	the renaming of the Fund as “Permal Hedge Strategies Fund I”;

•	the renaming of the Fund’s Advisor Class as “Institutional Shares” and the Broker Class as “Service Shares”;

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the payment of the Fund’s pro rata portion of the Master Fund’s fees and expenses, including management fees, provided, however, that the current management agreement between the Fund and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) provides that to the extent that the Fund invests all or substantially all of its assets in another registered investment company for which LMPFA or an affiliate of LMPFA serves as investment adviser, such as the Master Fund, the management fee will be reduced by the aggregate management fees allocated to the Fund by the Master Fund;

•	the elimination of the front-end sales charge with respect to the Service Shares, whereas previously the Service Shares were subject to a variable sales charge with a maximum of 3.0%;

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the elimination of the distribution services fee with respect to the Service Shares whereas previously the Service Shares were subject to a distribution fee of 0.55%, provided, however, that the Service Shares will still be subject to a shareholder service fee of 0.25%; and

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the payment by the Fund of recordkeeping fees of up to 0.20% to certain Dealers with respect to the Service Shares for certain recordkeeping services and sub-accounting services, whereas previously the Service Shares were not subject to a recordkeeping fee.

It is expected that the conversion to the master/feeder structure and the other related changes will take place on or about June 3, 2013, or as soon as practicable thereafter.

In addition, the first paragraph in the sections in the Advisor Class Shares Prospectus entitled “Prospectus Summary — Purchase of Shares” and “Purchases of Shares” is hereby amended and restated as follows:

The Fund intends to accept initial and additional purchases of Institutional Shares made by Eligible Investors as of the first business day of each calendar month. Institutional Shares will be sold at their net asset value per share and may be offered more or less frequently as determined by the Fund’s Board in its sole discretion. Generally, purchases are subject to the receipt of immediately available funds at least three (3) business days prior to the applicable purchase date. The investor, however, will not become a shareholder of the Fund and will have no other rights (including, without limitation, any voting rights) under the Fund’s Declaration of Trust until the purchase date. The investor must also generally submit the completed Investor Certification (for initial purchases) and/or such other required documentation as required by the Fund (for both initial and subsequent purchases) at least eight (8) business days before the applicable purchase date. However, investors must confirm specific deadlines for receipt of funds and submission of the Investor Certification with their Dealer, as certain Dealers may have different deadlines than the foregoing. An investor who misses such deadlines will have the effectiveness of its investment in the Fund delayed until the following month, with such investor’s purchase amounts to be held in the account with the Service Provider until such time. The Fund reserves the right to reject, in whole or in part, any purchase of Institutional Shares and may suspend the offering of Institutional Shares at any time and from time to time.

Generally speaking, the Portfolio Funds in which the Fund invests have similar subscription processes as the Fund. For example, a Portfolio Fund will typically require receipt of cleared funds at least several business days prior to the date an investor begins participating in the Portfolio Fund’s returns. As such, the subscription process described above, including acceptance by the Fund of a prospective shareholder’s subscription at least three (3) business days prior to the applicable purchase date, is designed in part to ensure the Fund will be able to invest in Portfolio Funds in a timely manner.

Despite funds being required at least three (3) business days prior to the applicable purchase date, as discussed above an investor does not become a shareholder of the Fund and has no other rights (including, without limitation, any voting rights) under the Fund’s Declaration of Trust until the applicable purchase date. Between the time the Fund accepts an investor’s funds and when the investor becomes a shareholder of the Fund, such investor will not participate in the Fund’s returns and will be treated as a general unsecured creditor of the Fund with respect to the applicable funds, which the Fund may utilize to purchase Portfolio Funds.

Similarly, the first paragraph in the sections in the Broker Class Shares Prospectus entitled “Prospectus Summary — Purchase of Shares” and “Purchases of Shares” is hereby amended and restated as follows:

The Fund intends to accept initial and additional purchases of Service Shares made by Eligible Investors as of the first business day of each calendar month. Service Shares will be sold at their net asset value per share and may be offered more or less frequently as determined by the Fund’s Board in its sole discretion. Generally, purchases are subject to the receipt of immediately available funds at least three (3) business days prior to the applicable purchase date. The investor, however, will not become a shareholder of the Fund and will have no other rights (including, without limitation, any voting rights) under the Fund’s Declaration of Trust until the purchase date. The investor must also generally submit the completed Investor Certification (for initial purchases) and/or such other required documentation as required by the Fund (for both initial and subsequent purchases) at least eight (8) business days before the applicable purchase date. However, investors must confirm specific deadlines for receipt of funds and submission of the Investor Certification with their Dealers, as certain Dealers may have different deadlines than the foregoing. An investor who misses such deadlines will have the effectiveness of its investment in the Fund delayed until the following month, with such investor’s purchase amounts to be held in the account with the Service Provider until such time. The Fund reserves the right to reject, in whole or in part, any purchase of Service Shares and may suspend the offering of Service Shares at any time and from time to time.

Generally speaking, the Portfolio Funds in which the Fund invests have similar subscription processes as the Fund. For example, a Portfolio Fund will typically require receipt of cleared funds at least several business days prior to the date an investor begins participating in the Portfolio Fund’s returns. As such, the subscription process described above, including acceptance by the Fund of a prospective shareholder’s subscription at least three (3) business days prior to the applicable purchase date, is designed in part to ensure the Fund will be able to invest in Portfolio Funds in a timely manner.

Despite funds being required at least three (3) business days prior to the applicable purchase date, as discussed above an investor does not become a shareholder of the Fund and has no other rights (including, without limitation, any voting rights) under the Fund’s Declaration of Trust until the applicable purchase date. Between the time the Fund accepts an investor’s funds and when the investor becomes a shareholder of the Fund, such investor will not participate in the Fund’s returns and will be treated as a general unsecured creditor of the Fund with respect to the applicable funds, which the Fund may utilize to purchase Portfolio Funds.

Please retain this supplement for future reference.

PRML015689